UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21656______

_______BlackRock Global Energy & Resources Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Global Energy & Resources Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Global Energy and Resource Trust (BGR)

Shares		Description	Value

		COMMON STOCKS—56.7%
		Australia—1.5%
210,000		BHP Billiton Ltd. (ADR)	$ 5,359,200
576,600		Santos Ltd.	4,146,626

		Total Australia	9,505,826

		Bermuda—1.7%
75,900	[1]	Nabors Industries Ltd.	3,825,360
318,800		Ship Finance International Ltd.	7,255,888

		Total Bermuda	11,081,248

		Brazil—0.3%
55,600		Petroleo Brasileiro SA (ADR)	2,260,140

		Canada—12.2%
423,600		ARC Energy Trust	6,658,992
115,600		Baytext Energy Trust	1,235,764
150,500		Bonavista Energy Trust	3,532,235
43,600		Canadian Natural Resources Ltd.	1,915,784
174,600		Crescent Point Energy Trust	2,585,826
70,400		EnCana Corp.	4,159,936
247,200		Focus Energy Trust	4,266,672
71,100		Fording Canadian Coal Trust	5,659,560
181,500		Harvest Energy Trust	3,510,210
149,000		Husky Energy, Inc.	4,014,060
108,600		NAL Oil & Gas Trust	1,220,664
182,100		Paramount Energy Trust	2,529,369
106,500		Penn West Petroleum Ltd.	6,880,965
121,900		Peyto Energy Trust	4,755,319
33,900	[1]	Precision Drilling Corp.	2,311,980
83,354		Primewest Energy Trust	1,897,137
312,200		Progress Energy Trust	3,518,494
166,100	[1]	Savanna Energy Services	2,491,500
53,100		Suncor Energy, Inc.	1,699,200
132,600		Talisman Energy, Inc.	3,951,480
37,800	[1]	Trican Well Service Ltd.	2,216,214
297,900		Trinidad Energy Services Income Trust	2,621,520
209,200		Vermilion Energy Trust	3,531,296
91,600		Zargon Energy Trust	1,904,364

		Total Canada	79,068,541

		China—0.7%
82,200		Petrochina Co. Ltd. (ADR)	4,611,420

		France—1.6%
13,335		Technip SA	2,233,683
77,500		Total SA (ADR)	8,335,125

		Total France	10,568,808

		Italy—0.4%
181,800		Saipem	2,298,746

		Netherlands—0.9%
37,800		IHC Caland NV	2,385,351
58,300		Royal Dutch Petroleum Co. (ADR)	3,408,801

		Total Netherlands	5,794,152

		Norway—1.0%
26,800		Norsk Hydro ASA	2,039,555
300,500		Statoil ASA (ADR)	4,603,660

		Total Norway	6,643,215

		Spain—0.3%
85,900		Repsol YPF SA (ADR)	2,197,322

BlackRock Global Energy and Resource Trust (BGR) (continued)

Shares		Description	Value

		United Kingdom—1.8%
97,600		BP Amoco PLC (ADR)	$ 5,818,912
273,273		BG Group PLC	1,864,549
30,800		Rio Tinto PLC (ADR)	3,868,480

		Total United Kingdom	11,551,941

		United States—34.3%
113,600		AGL Resources, Inc.	3,936,240
6,000		Apache Corp.	326,520
196,500		Arch Coal, Inc.	7,182,075
139,500		Atmos Energy Corp.	3,864,150
65,800		Burlington Resources, Inc.	2,876,118
227,600		Chesapeake Energy Corp.	3,998,932
56,300		ConocoPhillips	5,224,077
192,000		Consol Energy, Inc.	8,100,480
76,200		Diamond Offshore Drilling, Inc.	3,335,274
45,900		Dominion Resources, Inc.	3,184,542
47,800		Enbridge Energy Partners LP	2,620,396
147,300		Energy Transfer Partners LP	9,589,230
67,700		ENSCO International, Inc.	2,317,371
60,900		Entergy Corp.	4,233,768
281,600		Enterprise Products Partners LP	7,718,656
98,900		EOG Resources, Inc.	7,343,325
79,400		Exelon Corp.	3,513,450
116,000		Exxon Mobil Corp.	5,985,600
215,500	[1]	Key Energy Services, Inc.	2,674,355
105,300		Keyspan Corp.	4,156,191
8,300		Kinder Morgan Energy Partners	383,958
164,085	[1]	Kinder Morgan Management LLC	6,930,950
123,700		Magellan Midstream Partners LP	7,669,400
265,100		Massey Energy Co.	10,055,243
154,500	[1]	McDermott International, Inc.	2,858,250
121,800		National Resource Partners LP	7,058,310
69,400	[1]	Newfield Exploration Co.	4,247,280
175,400		NiSource, Inc.	4,016,660
78,500		Noble Corp.	4,187,975
63,700		Noble Energy, Inc.	3,769,129
46,300		Northern Border Partners LP	2,305,740
124,100		Oneok, Inc.	3,437,570
169,200		Patterson-UTI Energy, Inc.	3,290,940
87,100		Peabody Energy Corp.	7,381,725
117,300		Penn Virginia Resource Partner	6,316,605
161,100		PG&E Corp.	5,638,500
188,000		Plains All American Pipeline LP	7,510,600
49,200		Public Service Enterprise Group, Inc.	2,595,300
43,300		Schlumberger Ltd.	2,946,132
120,500		Stolt-Nielsen SA (ADR)	4,063,260
103,300		TEPPCO Partners LP	4,108,241
118,300	[1]	Transocean, Inc.	5,205,200
104,800		Unocal Corp.	4,985,336
104,900		Valero LP	6,462,889
129,300	[1]	Varco International, Inc.	3,957,873
72,400	[1]	Weatherford International Ltd.	3,929,148
154,900		XTO Energy, Inc.	5,562,459

		Total United States	223,055,423

		Total Common Stocks (cost $354,220,511)	368,636,782

BlackRock Global Energy and Resource Trust (BGR) (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENTS—50.1%
	U.S. Treasury & Agency Obligations—26.5%
$72,116	Federal Home Loan Mortgage Corp., zero coupon, 2/04/05	$ 72,102,659
25,000	Federal Home Loan Mortgage Corp., zero coupon, 2/08/05	24,989,208
75,000	U.S. Treasury Bills, zero coupon, 2/17/05	74,939,167

	Total U.S. Treasury & Agency Obligations (cost $172,031,034)	172,031,034

	Discount Notes—23.3%
2,960	Abbot Labs, zero coupon, 2/08/05	2,958,722
30,000	Bank of America Corp., zero coupon, 3/07/05	29,931,717
4,000	Coca-Cola (The) Co., zero coupon, 2/08/05	3,998,234
30,000	GE Capital Corp., zero coupon, 2/18/05	29,966,992
30,000	International Business Machines Corp., zero coupon, 2/01/05	30,000,000
25,000	Merck & Co., zero coupon, 2/03/05	24,996,428
30,000	Royal Bank of Scotland PLC, zero coupon, 2/01/05	30,000,000

	Total Discount Notes (cost $151,852,093)	151,852,093

Shares

	Money Market Funds—0.3%
3,210	Fidelity Institutional Money Market Prime Portfolio	3,210
1,874,910	Goldman Financial Square Treasury Fund	1,874,910

	Total Money Market Funds (cost $1,878,120)	1,878,120

	Total Short-Term Investments (cost $325,761,247)	325,761,247

	Total investments before outstanding options written (cost $679,981,758)	694,398,029

Contracts

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(220)	Burlington Resources, Inc., strike price $42.50, expires 2/19/05	(8,800)
(400)	Consol Energy, Inc., strike price $40, expires 2/19/05	(26,000)
(114)	Diamond Offshore Drilling, Inc., strike price $40, expires 2/19/05	(2,850)
(230)	EOG Resources, Inc., strike price $70, expires 2/19/05	(10,925)
(210)	Fording Canadian Coal Trust, strike price $75, expires 2/19/05	(14,700)
(455)	Massey Energy Co., strike price $35, expires 2/19/05	(22,750)
(335)	Nabors Industries Ltd., strike price $47.50, expires 2/19/05	(21,775)
(132)	Newfield Exploration Co., strike price $55, expires 2/19/05	(4,290)
(209)	Noble Corp., strike price $47.50, expires 2/19/05	(4,180)
(318)	Peabody Energy Corp., strike price $70, expires 2/19/05	(1,590)
(400)	Ship Finance International Ltd., strike price $20, expires 2/19/05	(10,000)
(150)	Total SA, strike price $105, expires 2/19/05	(6,750)
(258)	Transocean, Inc., strike price $40, expires 2/19/05	(11,610)
(250)	Unocal Corp., strike price $42.50, expires 2/19/05	(2,500)
(270)	XTO Energy, Inc., strike price $35, expires 2/19/05	(10,800)

	Total Outstanding Put Options Written (premium received $390,066)	(159,520)

	OUTSTANDING CALL OPTIONS WRITTEN—0.0%
(800)	Consol Energy, Inc., strike price $45, expires 3/19/05	(88,000)
(114)	Diamond Offshore Drilling, Inc., strike price $45, expires 3/19/05	(17,385)
(910)	Massey Energy Co., strike price $40, expires 3/19/05	(118,300)
(132)	Newfield Exploration Co., strike price $65, expires 2/19/05	(6,930)
(209)	Noble Corp., strike price $55, expires 2/19/05	(11,495)
(318)	Peabody Energy Corp., strike price $85, expires 2/19/05	(58,830)
(258)	Transocean, Inc., strike price $45, expires 2/19/05	(19,350)
(250)	Unocal Corp., strike price $50, expires 2/19/05	(6,250)

	Total Outstanding Call Options Written (premium received $248,587)	(326,540)

	Total investments, net of outstanding options written—106.8% (cost $679,343,105)	$693,911,969
	Liabilities in excess of other assets—(6.8%)	(44,018,828)

	Net Assets—100.0%	$649,893,141

	[1] Non-incoming producing security.

KEY TO ABBREVIATIONS

ADR   —   American Depository Receipt

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Global Energy & Resources Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005